UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    delRey Global
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Operating Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  February 11, 2011


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $ 1,589.1 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190  Frank Russell Company


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

						FORM 13F INFORMATION TABLE
					             delRey Global
						 AS OF December 31, 2010


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
ALCATEL                  ADR        013904305     33.00   11,101   SH              Sole              11,101       0       0
BARRICK GOLD CORP        CS         067901108    280.69    5,278   SH              Sole               5,278       0       0
IVANHOE MINES LTD        CS         46579N103     67.27    2,935   SH              Sole               2,935       0       0
MAGNA INTL INC           CS         559222401    142.48    2,740   SH              Sole               2,740       0       0
NEWMONT MINING CORP      CS         651639106    217.03    3,533   SH              Sole               3,533       0       0
NEXEN INC                CS         65334H102    106.07    4,632   SH              Sole               4,632       0       0
ROYAL DUTCH SHELL PLC    ADR        780259107    400.96    6,014   SH              Sole               6,014       0       0
SK TELECOM LTD           ADR        78440P108    216.65   11,629   SH              Sole              11,629       0       0
SUNCOR ENERGY INC NEW    CS         867224107    124.98    3,264   SH              Sole               3,264       0       0